Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 8,090,898	₩ 7,576,809
Borrowings(including debentures)	9,838,571	8,205,838
Lease liabilities	1,300,562	1,185,432
Other non-derivative financial liabilities	309,122	131,816
Financial guarantee contracts	71,697	22,422
Total	19,610,850	17,122,317
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	6,698,783	6,587,796
Borrowings(including debentures)	1,927,456	1,573,944
Lease liabilities	388,226	336,024
Other non-derivative financial liabilities	1,473	574
Financial guarantee contracts	71,697	22,422
Total	9,087,635	8,520,760
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	1,232,468	730,758
Borrowings(including debentures)	5,635,558	4,373,534
Lease liabilities	484,476	658,501
Other non-derivative financial liabilities	206,749	131,242
Financial guarantee contracts
Total	7,559,251	5,894,035
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	159,647	258,255
Borrowings(including debentures)	2,275,557	2,258,360
Lease liabilities	427,860	190,907
Other non-derivative financial liabilities	100,900
Financial guarantee contracts
Total	₩ 2,963,964	₩ 2,707,522